UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                        THE ADVISORS' INNER CIRCLE FUND

(EDGEWOOD MANAGEMENT LLC LOGO)

EDGEWOOD GROWTH FUND

SEMI-ANNUAL REPORT                                                APRIL 30, 2010

                                    (GRAPHIC)

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2010

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................    7
Statement of Operations ...................................................    8
Statement of Changes in Net Assets ........................................    9
Financial Highlights ......................................................   10
Notes to Financial Statements .............................................   12
Disclosure of Fund Expenses ...............................................   21
Approval of Investment Advisory Agreement .................................   23

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-791-4226; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2010

Dear Shareholders:

Your Fund's performance was 8.91% (Institutional Shares) and 8.85% (Retail Shares) for the six months ended April 30, 2010. The performance of the S&P 500 Growth Index was 13.45% and the Russell 1000 Growth Index was 15.79% in the same period of time. Looking at the trailing twelve months, the Fund appreciated by 16.40% (Institutional Shares) and 16.36% (Retail Shares). The S&P 500 Growth Index appreciated by 35.96% and the Russell 1000 Growth Index was 38.16% in the same period of time.

Clearly the Edgewood Growth Fund is underperforming the indices right now as worldwide economies and capital markets continue their gradual improvement. Six months ago, we wrote that we believed the portfolio offered an unusual risk reward upside opportunity as the attention of investors had been focused on the more cyclical sectors of the stock market. We still believe that is true, perhaps even more so now, but the turn toward quality has not made itself evident yet.

Two notable events have occurred in the first half of this year. First, Edgewood Management made a $10 million investment into your Fund. We can not offer a more meaningful endorsement for the Fund than investing millions of dollars into it.

Second, since the end of the first quarter, the European debt crisis has disrupted markets worldwide. We are watching this closely and doing our best to quantify its impact on the companies we invest in. We can not control short-term market movements, but we can try to understand the economy's impact on our companies. There will be an impact on US corporations as the Euro declines in value and as certain sovereign debt is downgraded. One can also assume that European consumer confidence and imports will be negatively impacted.

That said, we still are confident that the group of companies within the Fund should grow their earnings per share 20% this year with expectations for similar growth next year.

The economy seems to be on pace to record steady growth in 2010. Manufacturing and non-manufacturing activity indices had strong increases in March and, even excluding the hiring of census workers, the employment numbers were stronger than expected in that month. The Federal Reserve

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2010

indicated at their last meeting that interest rates would remain low for "the foreseeable future," but if the economy shows good strength in the spring and summer the future of higher interest rates may arrive in the fall. A spread from short-term rates (controlled by the Fed) of essentially 0% to a ten-year treasury note of 3.4% (set by the market) is a very large gap and would seem to presage that the Fed will be forced to act this year.

There is still a lot of worry about weak and still declining prices in the housing market, but there is also emerging anecdotal evidence from the worst hit markets of sales increases and solid interest in foreclosed properties. Price declines have slowed dramatically and even with the Federal Reserve's withdrawal of support from the mortgage markets, rates have surprisingly not increased.

The unknown factor for the economy is the effect of the withdrawal of fiscal stimulus over the course of 2010. By the end of this year the effects of the 2009 stimulus will be mostly finished, the Bush tax cuts on the top income brackets will be allowed to expire and political pressure will continue to mount, reining in government spending. There is no accurate measure to discern if the strength of the economy can withstand this decline, but there is lots of evidence that there is no stomach for increased deficit spending. 2011 will bear the brunt of the fiscal withdrawal; a strong 2010 economy would alleviate many of those fears.

The market saw continued strength from the financial sector as banks and other industries continued to recover from their near panic price declines of 2008 and early 2009. The bank index, as reflected in the BKX, an exchange traded fund
(ETF), was up 22.4% in the quarter. The S&P homebuilders index gained 18.2% in that same period. The trend of outperformance by lower quality companies (as measured by credit rating and debt levels) continued. Cyclical sectors such as transportation, retail and industrials began to participate in the quarter. These stocks usually move earlier in a market rally, but the extreme pessimism surrounding the economy in the first half of 2009 certainly delayed any belief that there would be a cyclical rebound in the near term. Investors in large quality growth companies have yet to see significant gains in this rally. In fact, growth stocks' relative underperformance was the worst in over 40 years.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2010

We believe that over time pricing anomalies such as this get recognized by markets and eliminated. This can happen quickly but unpredictably. Companies such as Research in Motion and Gilead Sciences selling at 12 times earnings but growing profits at 18 to 20% annually are just two examples of these anomalies in our own portfolio.

To conclude the Fund's six month report, we acknowledge that the under-performance has lasted longer than we expected, and we are very unhappy about it. However, our belief that quality growth stocks will outperform is perhaps even stronger now than when we last wrote you. We sincerely believe that patience will be rewarded.

Sincerely,

Edgewood Management LLC

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE S&P 500 GROWTH INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX CONSISTING OF THOSE STOCKS WITHIN THE S&P 500 INDEX THAT EXHIBIT STRONG GROWTH
CHARACTERISTICS.

THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE LARGE-CAP GROWTH SEGMENT OF THE U.S. EQUITY UNIVERSE. IT INCLUDES THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

ANNUALIZED PERFORMANCE SINCE INCEPTION (2/28/2006) THROUGH 4/30/2010 FOR THE INSTITUTIONAL SHARE CLASS IS 0.74% AND 0.29% FOR THE RETAIL SHARE CLASS. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-791-4226.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2010
                                                                  (UNAUDITED)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Health Care                  19.8%
Financials                   13.6%
Wireless                     12.7%
Energy                       12.0%
Information Technology       10.4%
Business Services             9.4%
Consumer Discretionary        7.9%
Materials                     5.2%
Industrials                   4.0%
Telecommunication Services    3.8%
Short-Term Investments        1.2%

+    Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.6%

                                                       SHARES          VALUE
                                                     ----------   --------------
BUSINESS SERVICES -- 9.4%
   Cognizant Technology Solutions, Cl A* .........    1,142,574   $   58,476,938
   Visa, Cl A ....................................      527,797       47,623,123
                                                                  --------------
                                                                     106,100,061
                                                                  --------------
CONSUMER DISCRETIONARY -- 7.8%
   DIRECTV, Cl A* ................................      979,526       35,488,227
   Priceline.com* ................................      201,945       52,919,687
                                                                  --------------
                                                                      88,407,914
                                                                  --------------
ENERGY -- 11.9%
   First Solar* ..................................      328,890       47,212,159
   Southwestern Energy* ..........................      926,885       36,778,797
   Vestas Wind Systems* (B) ......................      826,694       50,630,828
                                                                  --------------
                                                                     134,621,784
                                                                  --------------
FINANCIALS -- 13.6%
   American Express ..............................      752,807       34,719,459
   CME Group, Cl A ...............................      234,830       77,120,520
   State Street ..................................      955,391       41,559,509
                                                                  --------------
                                                                     153,399,488
                                                                  --------------
HEALTH CARE -- 19.7%
   Allergan ......................................      705,453       44,930,301
   Celgene* ......................................      984,726       61,003,776

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2010
                                                                  (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                       SHARES          VALUE
                                                     ----------   --------------
HEALTH CARE -- CONTINUED
   Covance* ......................................      639,526   $   36,542,516
   Genzyme* ......................................      800,121       42,598,442
   Gilead Sciences* ..............................      943,102       37,412,856
                                                                  --------------
                                                                     222,487,891
                                                                  --------------
INDUSTRIALS -- 4.0%
   Expeditors International of Washington ........       56,221        2,290,444
   Quanta Services* ..............................    2,099,106       42,255,004
                                                                  --------------
                                                                      44,545,448
                                                                  --------------
INFORMATION TECHNOLOGY -- 10.4%
   Apple* ........................................      239,515       62,542,157
   Oracle ........................................    2,123,944       54,882,713
                                                                  --------------
                                                                     117,424,870
                                                                  --------------
MATERIALS -- 5.2%
   Praxair .......................................      698,608       58,522,392
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.9%
   American Tower, Cl A* .........................    1,062,911       43,377,398
                                                                  --------------
WIRELESS -- 12.7%
   Qualcomm ......................................    1,609,375       62,347,187
   Research In Motion, Ltd.* .....................    1,133,825       80,717,002
                                                                  --------------
                                                                     143,064,189
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $972,035,163) ........................                 1,111,951,435
                                                                  --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2010
                                                                  (UNAUDITED)

SHORT-TERM INVESTMENT -- 1.2%

                                                       SHARES          VALUE
                                                     ----------   --------------
Fidelity Institutional Money Market Funds -- Prime
   Money Market Portfolio, Cl I, 0.150% (A)
   (Cost $13,726,451) ............................   13,726,451   $   13,726,451
                                                                  --------------
TOTAL INVESTMENTS -- 99.8%
   (Cost $985,761,614) ...........................                $1,125,677,886
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $1,127,445,544.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

(B) SECURITY IS TRADED ON THE COPENHAGEN EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT APRIL 30, 2010 WAS $50,630,828 AND REPRESENTED 4.5% OF THE FUND'S NET ASSETS.

CL   CLASS

LTD. LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2010
                                                                  (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments at Value (Cost $985,761,614) ....................   $1,125,677,886
   Receivable for Investment Securities Sold ...................        4,451,098
   Receivable for Capital Shares Sold ..........................        2,648,514
   Dividend Receivable .........................................          110,559
   Prepaid Expenses ............................................           45,971
                                                                   --------------
TOTAL ASSETS ...................................................    1,132,934,028
                                                                   --------------
LIABILITIES:
   Payable for Investment Securities Purchased .................        2,287,211
   Payable for Capital Shares Redeemed .........................        1,698,543
   Payable due to Adviser ......................................          806,887
   Payable due to Administrator ................................           80,697
   Payable due to Shareholder Servicing Agent (Retail Shares) ..           24,817
   Distribution Fees Payable (Retail Shares) ...................           20,755
   Chief Compliance Officer Fees Payable .......................            2,585
   Payable due to Trustees .....................................            1,597
   Payable due to Custodian ....................................          505,936
   Other Accrued Expenses ......................................           59,456
                                                                   --------------
TOTAL LIABILITIES ..............................................        5,488,484
                                                                   --------------
NET ASSETS .....................................................   $1,127,445,544
                                                                   ==============
NET ASSETS CONSIST OF:
   Paid-in-Capital .............................................   $1,130,168,656
   Accumulated Net Investment Loss .............................       (1,882,744)
   Accumulated Net Realized Loss on Investments ................     (140,427,782)
   Net Unrealized Appreciation on Investments ..................      139,587,414
                                                                   --------------
                                                                   $1,127,445,544
                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES ($1,021,726,345 / 100,700,092 SHARES) ..   $        10.15
                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   RETAIL SHARES ($105,719,199 / 10,617,861 SHARES) ............   $         9.96
                                                                   ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          EDGEWOOD GROWTH
                                                         FUND FOR THE SIX MONTHS
                                                         ENDED APRIL 30, 2010
                                                         (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividend Income .......................................   $ 3,668,816
                                                          -----------
TOTAL INVESTMENT INCOME ...............................     3,668,816
                                                          -----------
EXPENSES
Investment Advisory Fees ..............................     5,344,892
Administration Fees ...................................       464,786
Distribution Fees (Retail Fees) .......................       122,455
Shareholder Servicing Fees (Retail Shares) ............        84,178
Chief Compliance Officer Fees .........................         4,735
Trustees' Fees ........................................         3,870
Transfer Agent Fees ...................................       140,621
Registration Fees .....................................        40,819
Professional Fees .....................................        32,619
Custodian Fees ........................................        20,154
Printing Fees .........................................        18,844
Insurance and Other Expenses ..........................         9,702
                                                          -----------
TOTAL EXPENSES ........................................     6,287,675
LESS:
Waiver of Investment Advisory Fees* ...................      (735,548)
Fees Paid Indirectly ..................................          (567)
                                                          -----------
NET EXPENSES ..........................................     5,551,560
                                                          -----------
NET INVESTMENT LOSS ...................................    (1,882,744)
                                                          -----------
NET REALIZED GAIN ON INVESTMENTS ......................     9,057,796
NET REALIZED GAIN ON FOREIGN CURRENCY TRANSACTIONS ....         3,548
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ..    81,478,835
                                                          -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS ..................    90,540,179
                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..   $88,657,435
                                                          ===========

*    SEE NOTE 5 IN NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS           YEAR
                                                                   ENDED            ENDED
                                                              APRIL 30, 2010     OCTOBER 31,
                                                                (UNAUDITED)          2009
                                                              --------------    -------------
OPERATIONS:
   Net Investment Loss ....................................   $   (1,882,744)   $  (3,781,621)
   Net Realized Gain (Loss) on Investments and
      Foreign Currency Transactions .......................        9,061,344     (101,951,060)
   Net Change in Unrealized Appreciation on Investments
      and Foreign Currency Transactions ...................       81,478,835      169,362,673
                                                              --------------    -------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .....................................       88,657,435       63,629,992
                                                              --------------    -------------
CAPITAL SHARE TRANSACTIONS:(1)
   Institutional Shares
      Issued ..............................................      227,693,128(2)   590,752,109
      Redeemed ............................................     (168,920,799)    (218,059,236)
                                                              --------------    -------------
   NET INSTITUTIONAL SHARE TRANSACTIONS ...................       58,772,329      372,692,873
                                                              --------------    -------------
   Retail Shares
      Issued ..............................................       35,639,699(2)    91,900,816
      Redeemed ............................................      (20,601,058)     (28,485,177)
                                                              --------------    -------------
   NET RETAIL SHARE TRANSACTIONS ..........................       15,038,641       63,415,639
                                                              --------------    -------------
   NET INCREASE IN NET ASSETS FROM
      SHARE TRANSACTIONS ..................................       73,810,970      436,108,512
                                                              --------------    -------------
   TOTAL INCREASE IN NET ASSETS ...........................      162,468,405      499,738,504
                                                              --------------    -------------
NET ASSETS:
   Beginning of Period ....................................      964,977,139      465,238,635
                                                              --------------    -------------
   End of Period (including accumulated net investment loss
      of $1,882,744 and $0, respectively) .................   $1,127,445,544    $ 964,977,139
                                                              ==============    =============

(1)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.

(2) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES. (SEE NOTE 11)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                         EDGEWOOD
                                                                     GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               INSTITUTIONAL SHARES
                                      ----------------------------------------------------------------------
                                        SIX MONTHS         YEAR          YEAR          YEAR         PERIOD
                                           ENDED          ENDED         ENDED         ENDED         ENDED
                                      APRIL 30, 2010   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                        (UNAUDITED)        2009          2008          2007         2006*
                                      --------------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning
   of Period ......................   $     9.32        $   8.45      $  13.61      $  10.48     $ 10.00
                                      ----------        --------      --------      --------     -------
Income (Loss) from Operations:
   Net Investment Loss(1) .........        (0.02)          (0.05)        (0.05)        (0.01)      (0.03)
   Net Realized and Unrealized
      Gain (Loss) .................         0.85            0.92         (4.91)         3.14        0.51
                                      ----------        --------      --------      --------     -------
Total from Operations .............         0.83            0.87         (4.96)         3.13        0.48
                                      ----------        --------      --------      --------     -------
Distributions:
   Net Realized Gain ..............           --              --         (0.20)           --          --
                                      ----------        --------      --------      --------     -------
Net Asset Value, End of Period ....   $    10.15        $   9.32      $   8.45      $  13.61     $ 10.48
                                      ==========        ========      ========      ========     =======
TOTAL RETURN+ .....................         8.91%          10.30%       (36.93)%       29.87%       4.80%
                                      ==========        ========      ========      ========     =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ....................   $1,021,726        $881,970      $448,470      $114,512     $24,108
Ratio of Expenses to Average
   Net Assets .....................         1.00%**         1.00%         1.00%         1.00%       1.00%**
Ratio of Expenses to Average
   Net Assets (Excluding Waivers
   and Fees Paid Indirectly) ......         1.14%**         1.16%         1.20%         1.75%       3.36%**
Ratio of Net Investment Loss to
   Average Net Assets .............        (0.31)%**       (0.56)%       (0.44)%       (0.07)%     (0.50)%**
Portfolio Turnover Rate ...........           31%***          38%           86%           64%         33%***

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

**   ANNUALIZED

***  NOT ANNUALIZED

(1)  CALCULATED USING AVERAGE SHARES.

     AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      RETAIL SHARES
                                      -----------------------------------------------------------------------
                                        SIX MONTHS         YEAR          YEAR           YEAR         PERIOD
                                           ENDED          ENDED          ENDED         ENDED         ENDED
                                      APRIL 30, 2010   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                        (UNAUDITED)        2009          2008           2007         2006*
                                      --------------   -----------   ------------   -----------   -----------
Net Asset Value, Beginning
   of Period ......................    $   9.15         $  8.31        $ 13.53        $10.45       $10.00
                                       --------         -------        -------        ------       ------
Income (Loss) from Operations:
   Net Investment Loss(1) .........       (0.04)          (0.08)         (0.09)        (0.08)       (0.06)
   Net Realized and Unrealized
      Gain (Loss) .................        0.85            0.92          (4.93)         3.16         0.51
                                       --------         -------        -------        ------       ------
Total from Operations .............        0.81            0.84          (5.02)         3.08         0.45
                                       --------         -------        -------        ------       ------
Distributions:
   Net Realized Gain ..............          --              --          (0.20)           --           --
                                       --------         -------        -------        ------       ------
Net Asset Value, End of Period ....    $   9.96         $  9.15        $  8.31        $13.53       $10.45
                                       ========         =======        =======        ======       ======
TOTAL RETURN+ .....................       18.85%          10.11%        (37.60)%       29.47%        4.50%
                                       ========         =======        =======        ======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ....................    $105,719         $83,007        $16,769        $  739       $   19
Ratio of Expenses to Average
   Net Assets .....................        1.42%**         1.35%          1.50%         1.50%        1.50%**
Ratio of Expenses to Average
   Net Assets (Excluding Waivers
   and Fees Paid Indirectly) ......        1.56%**         1.51%          1.70%         1.95%       66.15%**
Ratio of Net Investment Loss to
   Average Net Assets .............       (0.73)%**       (0.93)%        (0.83)%       (0.65)%      (0.93)%**
Portfolio Turnover Rate ...........          31%***          38%            86%           64%          33%***

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

**   ANNUALIZED

***  NOT ANNUALIZED

(1)  CALCULATED USING AVERAGE SHARES.

     AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the Edgewood Growth Fund (the "Fund") which offers two classes of shares: Institutional Shares and Retail Shares. The investment objective of the Fund is to provide long-term growth of capital. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

     obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2010, there were no securities valued in accordance with the Fair Value Procedures.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     As of April 30, 2010, all of the Fund's investments are Level 1. For details of the investment classification, reference the Schedule of Investments.

     For the six months ended April 30, 2010, there have been no significant changes to the Fund's fair value methodologies.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds of the Trust based on the number of funds and/or relative daily net assets.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

As of April 30, 2010, 0.89% of net assets were held by affiliated investors.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services at an annual rate of 0.10% on the first $250 million, 0.09% on the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets. There is a minimum annual rate of $90,000 for the Fund, plus $15,000 for each additional class of shares. In the event that the Fund requests additional services beyond the basic shareholder servicing and other services set forth in the Administration Agreement, there will be an additional annual minimum fee of $20,000 for the Fund.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005.

The Trust and Distributor are parties to a Distribution Plan dated August 8, 1994, amended and restated on August 14, 2000. The Fund has adopted the Distribution Plan (the "Plan") for the Retail Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average daily net assets attributable to Retail Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Retail Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2010, the Fund incurred 0.17% of shareholder servicing fees.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2010, the Fund earned cash management credits of $567, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.   INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Edgewood Management LLC (the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding an amount equal to the management fees payable to the Adviser through February 28, 2011. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Retail shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to an amount equal to the sum of the management fees, and, to the extent incurred, Distribution (12b-1) fees and shareholder servicing fees, until February 28, 2011.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

6.   SHARE TRANSACTIONS:

                                   SIX MONTHS         YEAR
                                      ENDED          ENDED
                                 APRIL 30, 2010   OCTOBER 31,
                                   (UNAUDITED)        2009
                                 --------------   -----------
SHARE TRANSACTIONS:
   Institutional
      Issued .................     23,096,384      68,343,207
      Redeemed ...............    (16,978,232)    (26,813,413)
                                  -----------     -----------
   NET SHARE TRANSACTIONS ....      6,118,152      41,529,794
                                  ===========     ===========
Retail
   Issued ....................      3,653,206      10,336,347
   Redeemed ..................     (2,102,568)     (3,286,604)
                                  -----------     -----------
NET SHARE TRANSACTIONS .......      1,550,638       7,049,743
                                  ===========     ===========

7.   INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2010, the Fund made purchases of $407,950,878 and sales of $317,470,268 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

8.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal year ended October 31, 2009 was as follows:

 ORDINARY      LONG-TERM    RETURN OF
  INCOME     CAPITAL GAIN    CAPITAL       TOTAL
----------   ------------   ---------   ----------
$1,461,279     $799,892      $1,793     $2,262,964

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

There were no dividends and distributions declared during the fiscal year ended October 31, 2009.

As of October 31, 2009, the components of Accumulated Losses on a tax basis were as follows:

Capital Loss Carryforwards   $(112,938,105)
Unrealized Appreciation         21,557,558
                             -------------
Total Accumulated Losses     $ (91,380,547)
                             =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2009, the Fund had the following capital loss carryforwards:

YEAR EXPIRING      AMOUNT
-------------   -----------
October 2017    $83,149,985
October 2016     29,788,120

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2010 were as follows:

               AGGREGATE GROSS   AGGREGATE GROSS
   FEDERAL        UNREALIZED        UNREALIZED     NET UNREALIZED
  TAX COST       APPRECIATION      DEPRECIATION     APPRECIATION
------------   ---------------   ---------------   --------------
$985,761,614     $161,607,985     $(21,691,713)     $139,916,272

9.   CONCENTRATION/RISKS:

The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

10.  OTHER:

At April 30, 2010, 33% of Institutional and 89% of Retail total shares outstanding were held by 4 record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

11.  IN-KIND TRANSFER OF SECURITIES:

During the six months ended April 30, 2010, the Fund issued shares of beneficial interest in exchange of securities. The securities were transferred at their current value on the date of the transaction.

TRANSACTION DATE   SHARES ISSUED      VALUE
----------------   -------------   ----------
April 23, 2010        118,862      $1,227,840
April 26, 2010        375,498      $3,875,137

12.  RECENT ACCOUNTING PRONOUNCEMENTS:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

13.  SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2010.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)

costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          11/01/09    4/30/10      RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN
Institutional Shares     $1,000.00   $1,089.10      1.00%       $5.18
Retail Shares             1,000.00    1,088.50      1.42         7.35
HYPOTHETICAL 5% RETURN
Institutional Shares     $1,000.00   $1,019.84      1.00%       $5.01
Retail Shares             1,000.00    1,017.75      1.42         7.10

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 16-17, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, assets under management and current capacity, ownership structure, investments in technology, investment personnel and strategy, commissions paid on portfolio transactions, best execution and soft dollar practices, and business plan for the Fund. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)

below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the Fund's performance, outlining current market conditions and explaining the Adviser's expectations and strategies for the future. The Board noted that, although the Fund had underperformed its benchmark over recent periods of time, its performance was not substantially below that of its respective benchmark and did not necessitate any significant additional review. The Adviser's representatives discussed the Adviser's intention to change the Fund's primary benchmark index from the Russell 1000 Growth Index to the S&P 500 Growth Index, explaining that the Adviser believed the S&P 500 Growth Index

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (UNAUDITED) (CONCLUDED)

was more representative of the types of securities in which the Fund invests. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed a report of the advisory fee paid by the Fund to the Adviser, the fee waivers that the Adviser had made over the period, and the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and noted that the Fund's total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm's length negotiations and that the fee appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                              EDGEWOOD GROWTH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-800-791-4226

                               INVESTMENT ADVISER:
                             Edgewood Management LLC
                          350 Park Avenue, 18th Floor
                         New York, New York 10022-6057

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

         This information must be preceded or accompanied by a current prospectus for the Fund.

EMC-SA-001-0500

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.